INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2022
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING
NOTE 4. INITIAL PUBLIC OFFERING
On May 27, 2021, the Company consummated its Initial Public Offering of
27,500,000
Public Shares, including
2,500,000
Public Shares as a result of the underwriters’ partial exercise of their over-allotment option, at an offering price of $
10.00
per Public Share, generating gross proceeds of $
275.0
 million, and incurring offering costs of approximately $
16.1
 million, of which approximately $
9.6
 million was for deferred underwriting commissions.